MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604
At December 31, 2011, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323
Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667
Total marketable securities	$165,035	$697	$(37)	$165,695

The net unrealized gains in the tables above are included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet.
The contractual maturities of debt securities classified as available-for-sale at December 31, 2012 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$12,606	$12,607
Due after one year through two years	1,002	1,020
Total	$13,608	$13,627

At December 31, 2012 there are no investments in marketable securities that are in an unrealized loss position. At December 31, 2011, there are no investments in marketable securities that have been in a continuous unrealized loss position for twelve months or longer. The following table summarizes investments in marketable debt securities at December 31, 2011 that have been in a continuous unrealized loss position for less than twelve months:

	Fair Value	Gross Unrealized Losses
	(In thousands)
Corporate debt securities	$12,920	$(15)
States of the U.S. and state political subdivisions	11,711	(22)
Total	$24,631	$(37)

The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2012	2011	2010
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$205,944	$600,149	$768,650
Gross realized gains	4,075	2,482	4,802
Gross realized losses	(5)	(41)	(19)

Gross realized gains and losses from the maturities and sales of available-for-sale marketable securities are included in "Other (expense) income, net" in the accompanying consolidated statement of operations.
Unrealized gains, net of tax, reclassified out of accumulated other comprehensive income (loss) into other (expense) income, net related to the maturities and sales of available-for-sale securities for the years ended December 31, 2012, 2011 and 2010 are $2.1 million, $2.8 million and $3.2 million, respectively.